CAPITAL STOCK (Tables)	12 Months Ended
Dec. 31, 2019
CAPITAL STOCK
Summary of issued and outstanding capital stock

	Common Shares
	Number	Amount

Balance as of December 31, 2017	95,441,277	$3,630.8
Repurchase of shares	(16,064,215)	(611.1)
Balance as of December 31, 2019 and 2018	79,377,062	$3,019.7